Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Prospectus Date	rr_ProspectusDate	Aug. 09, 2023
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2023